38. Risk management (Details Narrative) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Exchange Number	Dec. 31, 2019 USD ($) Exchange	Dec. 31, 2018 USD ($) Exchange	Sep. 30, 2020 Exchange	Jun. 30, 2020 Exchange	Mar. 31, 2020 Exchange	Sep. 30, 2019 Exchange	Jun. 30, 2019 Exchange	Mar. 31, 2019 Exchange	Sep. 30, 2018 Exchange	Jun. 30, 2018 Exchange	Mar. 31, 2018 Exchange
Disclosure of risk management strategy related to hedge accounting [line items]
Other current assets	$ 1,230	$ 1,493
Other non-current assets	635	1,503
Loss recognised		25
Gain recognised		207
Other comprehensive income	$ (14,263)	$ (5,708)	$ (13,515)
Exchange rate | Exchange	5.2	4.03	3.87	5.64	5.48	5.2	4.16	3.83	3.9	4	3.86	3.32
Reclassified to the statement of income		$ 2,070
Foreign exchange gains (losses) due to ineffectiveness	$ 5	$ 1
Highly probable future exports (%)	91.20%	100.00%
Description of sensitivity analysis		Based on a sensitivity analysis considering a US$ 10/barrel decrease in Brent prices stress scenario, when compared to the Brent price projections in our Strategic Plan 2020-2024 revised in the first quarter of 2020, would indicate a reclassification adjustment from equity to the statement of income in the amount of US$ 913.
Derivatives not designated for hedge accounting [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging notional amount	$ 35,774
Reclassified to the statement of income	$ 572
Currency swap contract [member] | Pound per dollar [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange rate | Number	5
Foreign exchange loss	$ 94
Foreign exchange income	$ 140
Derivatives [member] | Probable scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of risk variables	25.00%
Derivatives [member] | Remote scenario [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of risk variables	50.00%
Non deliverable forward [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loss recognised	$ 8
Gain recognised	7
Non deliverable forward [member] | Euro per dollar and pounds sterling per dollar [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign exchange loss	43	$ 83
Foreign exchange income	54	2
Brent [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loss recognised	140
Diesel [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gain recognised	70
Gaso line [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gain recognised	$ 71
Swap contract [member] | CDI per dollar [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Description of sensitivity analysis	A sensitivity analysis on CDI with a constant increase (parallel shock) of 100 basis points, all other variables remaining constant, would result in a US$ 3 gain, while a constant reduction (parallel shock) of 100 basis points, would result in a US$ 1 loss.
Foreign exchange loss		307
Foreign exchange income		$ 61